Inventories - Schedule of Changes of Provision for Inventory (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Changes of Provision for Inventory [Abstract]
Beginning balance	$ 1,699,092	$ 1,445,947
Additional provision	889,301	253,145	$ 346,033
Ending balance	$ 2,588,393	$ 1,699,092	$ 1,445,947